Payable to redeemable non-controlling interests (Details Narrative) $ in Thousands, ¥ in Millions	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Noncontrolling Interest [Line Items]
Payable to redeemable non-controlling interests	$ 16,616	$ 14,893	$ 15,200	¥ 106.4
Hunan Tianhuan [Member]
Noncontrolling Interest [Line Items]
Payable to redeemable non-controlling interests			11,300	79.2
Interest payable			5,300	37.4
Hunan Tianhuan [Member] | Before Reclassification [Member]
Noncontrolling Interest [Line Items]
Interest payable			3,900	27.2
Hunan Tianhuan [Member] | After Reclassification [Member]
Noncontrolling Interest [Line Items]
Interest payable			$ 1,400	¥ 10.2